Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (24,525)	$ (3,079)
Changes in operating assets and liabilities:
Accounts payable	5,359	1,079
Net cash used in operating activities	(19,166)	(2,000)
CASH FLOWS FROM INVESTING ACTIVITIES:	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributions from related party	19,166	2,000
Net cash provided by financing activities	19,166	2,000
Net increase (decrease) in cash	0	0
Cash at beginning of period	0	0
Cash at end of period	0	0
Cash paid for interest	$ 0	$ 0